Fees Summary	Apr. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 545,000
Previously Paid Amount	0.00
Total Fee Amount	83.44
Total Offset Amount	0.00
Net Fee	83.44
Narrative - Max Aggregate Offering Price	$ 545,000
Final Prospectus	true